Profit on disposal of intangible assets (Tables)	6 Months Ended
Dec. 31, 2024
Profit on disposal of intangible assets
Schedule of profit on disposal of intangible assets

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Profit on disposal of registrations	839	399	36,391	29,880